[PIONEER LOGO]


Pioneer Variable Contracts Trust

Pioneer Emerging Markets VCT Portfolio -- Class II Shares


                                                               SEMIANNUAL REPORT

                                                                   June 30, 2000

                                               PIONEER VARIABLE CONTRACTS TRUST

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--------------------------------------------------------------------------------

Table of Contents

Pioneer Emerging Markets VCT Portfolio
 Portfolio and Performance Update             2
 Portfolio Management Discussion              3
Schedule of Investments
 Pioneer Emerging Markets VCT Portfolio       4
Financial Statements                          8
Notes to Financial Statements                12

 Pioneer Emerging Markets VCT Portfolio         PIONEER VARIABLE CONTRACTS TRUST


--------------------------------------------------------------------------------
 PORTFOLIO AND PERFORMANCE UPDATE 6/30/00
--------------------------------------------------------------------------------


Sector Distribution
(As a percentage of equity holdings)

[PIE CHART PLOT POINTS]

Technology 34%
Communication Services 26%
Financial 14%
Consumer Staples 10%
Consumer Cyclicals 8%
Energy 3%
Healthcare 2%
Capital Goods 1%
Other 2%

[END PLOT POINTS]


Geographical Distribution
(As a percentage of equity holdings)

[PIE CHART PLOT POINTS]

Asia 52%
Latin America 24%
Other 14%
Israel 6%
Africa 4%

[END PLOT POINTS]


--------------------------------------------------------------------------------

Five Largest Holdings
(As a percentage of equity holdings)

-----------------------------------------------------------
  1. Taiwan Semiconductor Manufacturing Co.        2.87%
-----------------------------------------------------------
  2. Telefonos de Mexico SA (L Shares) (A.D.R.)    2.41
-----------------------------------------------------------
  3. United Microelectronics Corp., Ltd.           2.31
-----------------------------------------------------------
  4. Samsung Electronics Co.                       2.27
-----------------------------------------------------------
  5. Carso Global Telecom                          2.09
-----------------------------------------------------------

Holdings will vary for other periods.

--------------------------------------------------------------------------------
Prices and Distributions - Class II Shares


                            6/30/00     5/1/00
Net Asset Value per Share   $ 16.99     $ 18.02


Distributions per Share  Income      Short-Term      Long-Term
(5/1/00 - 6/30/00)       Dividends   Capital Gains   Capital Gains
                         $ -         $ -             $ 0.331

--------------------------------------------------------------------------------
Performance of a $10,000 Investment - Class II Shares

The following chart shows the value of an investment made in Pioneer Emerging Markets VCT Portfolio at net asset value, compared to the growth of MSCI Emerging Markets Free Index.


[LINE CHART PLOT POINTS]

                                Pioneer
                                Emerging                     MSCI Emerging
                                Markets VCT                  Markets Free
                                Portfolio*                      Index
5/1/00                            10000                         10000
5/31/00                           9023                            9023
6/30/00                           9428                            9613


Index comparison begins 5/1/00. The Morgan Stanley Capital International (MSCI) Emerging Markets Free Index is an unmanaged, capitalization-weighted measure of 1,009 securities trading in 26 emerging markets; it reflects only those securities available to foreign investors. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees or expenses. Portfolio returns are based on net asset value and do not reflect any annuity-related costs. You cannot invest directly in the Index.


Class II Shares
Cumulative
Total Return
(As of June 30, 2000)

--------------------------------------------------------------------------------
  Net Asset Value*
--------------------------------------------------------------------------------

Period
Life-of-Portfolio    -3.86%
(5/1/00)

All total returns shown assume reinvestment of distributions at net asset value.

* Reflects Portfolio performance only. Does not reflect any applicable insurance fees or surrender charges.


2

Past performance does not guarantee future results. Return and share prices fluctuate so that your investment, when redeemed, may be worth more or less than its original cost.

 Pioneer Emerging Markets VCT Portfolio         PIONEER VARIABLE CONTRACTS TRUST


--------------------------------------------------------------------------------
 PORTFOLIO MANAGEMENT DISCUSSION 6/30/00
--------------------------------------------------------------------------------


[BEGIN SIDE BAR]

International investing may involve special risks, including differences in accounting and currency, as well as economic and political instability. Such risks may be higher for emerging market securities.

[END SIDE BAR]


In the following discussion, Mark Madden, manager of Pioneer Emerging Markets VCT Portfolio, explains the current positioning of the Portfolio and factors impacting its performance. The discussion reviews the past six months and their impact on the Portfolio. The Portfolio's Class II shares were publicly first offered on May 1, 2000.


Q: How has the Portfolio performed since its inception?

A: For the two months ended June 30, 2000, Pioneer Emerging Markets VCT
   Portfolio delivered a total return of -3.86% at net asset value. In comparison, the MSCI Emerging Market Free Index returned -0.76% for the same period.


Q: Where are you finding attractive investment opportunities in the emerging markets?

A: As a result of the recoveries in many of the economies in Asia and Latin
   America, we are finding numerous companies that are poised to deliver strong earnings growth over the next several years. For example, Portfolio holding Star Publications, a media company in Malaysia, is experiencing a sharp recovery in profitability. During the recession, advertising revenue fell by over 20% because advertising is one of the easiest expenses for companies to cut during difficult times. Now that the Malaysian economy has returned to strong growth, advertising revenues are recovering sharply.

   Your Portfolio benefited from the trend of multinational corporations in the United States and Europe increasingly outsourcing production and services to companies in developing countries in order to reduce costs and improve efficiency in bringing new products to the marketplace. Today, the need for semiconductor outsourcing is particularly strong with the increasing demand for products such as personal computers, cellular phones and internet devices. Portfolio holdings Taiwan Semiconductor Manufacturing and United Microelectronics of Taiwan are among the most competitive producers of semiconductor wafers in the world and are poised to benefit from growth in this industry.


Q: How did the recent correction in the U.S. equity markets affect the Portfolio's performance?

A: The correction in the U.S. equity markets led to similar corrections in nearly all equity markets worldwide. The primary cause for investor concern has been the potential for higher global inflation which would lead to an increase in U.S. interest rates. Despite the improving prospects of the countries and companies in which the Portfolio is invested, many of these holdings saw significant corrections in March and April. We believe that the current uncertainty relating to the prospects of the U.S. economy and equity markets may continue to weigh on equity markets in the near term. However, the recent improvement in many emerging market economies and companies has the potential to provide attractive investment opportunities for the intermediate to long term.


Q: What is your outlook?

A: We view the recent correction in stock prices as an opportunity to add to existing positions that have compelling long-term prospects. The companies in your Portfolio are well-established with strong underlying fundamentals, effective management, dynamic growth prospects and reasonable valuations. We believe that such companies have limited downside during market corrections and will reward shareholders who stay the course.

   Investing in emerging markets carries its own set of risks, including but not limited to, currency fluctuations, and social and economic instability. However, we feel confident that the long-term prospects warrant serious consideration. Arguably, accelerating economic growth, low inflation, stable interest rates and declining political risk all point to solid economic expansion in the years ahead.

 Pioneer Emerging Markets VCT Portfolio         PIONEER VARIABLE CONTRACTS TRUST


--------------------------------------------------------------------------------
 SCHEDULE OF INVESTMENTS 6/30/00 (unaudited)
--------------------------------------------------------------------------------


Shares                                                           Value
             PREFERRED STOCKS - 6.4%
 2,190,000   Banco Itau SA                                  $  192,467
   700,000   Eletropaulo Metropolitana SA*                      49,293
     5,000   Lukoil Oil Co. (A.D.R.)*                          100,244
       139   Shinsegae Department Store Co.
             (New Shares)*                                       4,912
    13,501   Tele Norte Leste Participacoes SA (A.D.R.)        318,961
       825   Telecomunicacoes Brasileras SA (A.D.R.)            80,128
     1,600   Telecular Sul Participoes SA (A.D.R.)*             72,400
     4,100   Telemig Celular Participacoes SA (A.D.R.)*        293,150
     2,920   Telesp Celular Participacoes SA (A.D.R.)          131,035
       825   Telesp Participacoes SA (A.D.R.)                   15,262
       165   Tele Sudeste Celular Participacoes SA
               (A.D.R.)                                          5,033
                                                            ----------
             TOTAL PREFERRED STOCKS
             (Cost $1,072,691)                              $1,262,885
                                                            ----------
             COMMON STOCKS - 93.1%
             Basic Materials - 0.4%
             Chemicals - 0.2%
     9,799   Daelim Industrial Co.                          $   46,665
                                                            ----------
             Construction (Cement & Aggregates) - 0.1%
     3,350   Associated Cement Companies Ltd.               $    8,850
                                                            ----------
             Paper & Forest Products - 0.1%
     3,200   Hansol Paper Co.                               $   15,095
                                                            ----------
             Total Basic Materials                          $   70,610
                                                            ----------
             Capital Goods - 1.4%
             Electrical Equipment - 0.5%
    22,000   Bharat Heavy Electricals Ltd.                  $   65,754
   112,000   Nanjing Panda Electronics Co., Ltd.
             (Class H)*                                         40,228
                                                            ----------
                                                            $  105,982
                                                            ----------
             Trucks & Parts - 0.9%
    25,775   Escorts Ltd.                                   $   81,683
    14,950   Larsen & Toubro Ltd.                               82,602
                                                            ----------
                                                            $  164,285
                                                            ----------
             Total Capital Goods                            $  270,267
                                                            ----------
             Communication Services - 21.2%
             Cellular/Wireless Telecommunications - 5.5%
     7,352   Grupo Iusacell SA (Series V) (A.D.R.)          $  114,877
     6,600   MIH Ltd.*                                         198,206
     2,000   Mobile Telesystems (A.D.R.)*                       44,750
     2,700   Mobinil Ltd.*                                      87,869
     7,537   SK Telecom Co., Ltd. (A.D.R.)                     273,687
     5,500   Stet Hellas Telecomm SA (A.D.R.)*                 109,313
    55,000   Technology Resources Industries Bhd.               58,474
     2,000   Tele Norte Celular Participacoes (A.D.R.)         101,500
     9,000   Total Access Communication Public
             Co., Ltd.*                                         36,180
    71,500   United Communication Industry Public
             Co., Ltd.*                                         61,598
                                                            ----------
                                                            $1,086,454
                                                            ----------


Shares                                                           Value
             Telecommunications (Long-Distance) - 1.6%
   559,000   Celular CRT Participacoes SA*                  $  244,863
     1,100   FirstCom Corp.*                                    16,569
    38,000   Keppel Telecom & Transport Ltd.                    49,287
                                                            ----------
                                                            $  310,719
                                                            ----------
             Telephone - 14.1%
   144,400   Carso Global Telecom*                          $  412,111
     5,000   Compania Anonima Nacional Telefonos de
               Venezuela (A.D.R.)                              135,938
    10,800   Embratel Participacoes SA (A.D.R.)*               255,150
     1,800   Estonian Telecom Ltd. (G.D.R.) (144A)              36,090
    10,601   Hellenic Telecommunication Organization SA        259,744
       400   Hellenic Telecommunication Organization SA
               (A.D.R.)                                          4,875
     5,800   Korea Telecom Corp. (A.D.R.)                      280,575
     3,750   Matav (A.D.R.)                                    129,141
     4,900   Philippine Long Distance Telephone
               Co. (A.D.R.)                                      ,975
     6,700   PT Indosat Indonesian Satellite
               Corp. (A.D.R.)                                   76,213
    13,700   Tele Centro Oeste Celular Participacoes
               SA (A.D.R.)*                                    164,400
     8,300   Telefonos de Mexico SA (L Shares) (A.D.R.)        474,138
    68,600   Telekom Malaysia Bhd.                             236,489
    15,940   Telekomunikasi Indonesia (A.D.R.)                 110,584
     6,700   Videsh Sanchar Nigam Ltd. (G.D.R.) (144A)         105,523
                                                            ----------
                                                            $2,767,946
                                                            ----------
             Total Communication Services                   $4,165,119
                                                            ----------
             Consumer Cyclicals - 8.0%
             Automobiles - 0.9%
   938,000   Koc Holdings AS                                $   66,520
    21,600   Mahindra & Mahindra Ltd. (G.D.R.)                  99,900
                                                            ----------
                                                            $  166,420
                                                            ----------
             Auto Parts & Equipment - 0.3%
     1,600   Halla Climate Control Co.*                     $   53,021
                                                            ----------
             Household Furnishings & Appliances - 0.2%
   153,000   Vestel Elektronik Sanayi ve Ticaret AS*        $   46,237
                                                            ----------
             Leisure Time (Products) - 1.0%
    51,000   Berjaya Sports Toto Bhd.                       $   83,210
     2,900   Hero Honda Motors, Ltd.*                           64,138
     8,500   TVS Suzuki Ltd. (144A)                             48,240
                                                            ----------
                                                            $  195,588
                                                            ----------
             Lodging - Hotels - 0.2%
     5,550   The Indian Hotels Co., Ltd. (G.D.R.) (144A)    $   30,109
                                                            ----------
             Publishing - 0.6%
 5,300,000   Dogan Sirketler Grubu Holding AS*              $  128,134
                                                            ----------
             Publishing (Newspapers) - 2.1%
 9,690,000   Hurriyet Gazetecilile ve Matbaacilik AS*       $   93,707
    24,400   Naspers Ltd.                                      203,183
    34,000   Star Publications Inc.                            115,421
                                                            ----------
                                                            $  412,311
                                                            ----------

4   The accompanying notes are an integral part of these financial statements.

 Pioneer Emerging Markets VCT Portfolio         PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


Shares                                                           Value
             Retail (Department Stores) - 0.2%
       800   Shinsegae Department Store Co.                 $   35,156
                                                            ----------
             Retail (General Merchandise) - 0.7%
     2,200   39 Shopping Corp.*                             $   72,016
       800   LG Home Shopping, Inc.*                            76,052
                                                            ----------
                                                            $  148,068
                                                            ----------
             Retail (Specialty) - 0.7%
    57,415   Walmart De Mexico SA de CV (Series C)*         $  132,371
                                                            ----------
             Services (Advertising/Marketing) - 0.8%
       850   Cheil Communications, Inc.                     $  110,917
       900   LG AD, Inc.                                        57,389
                                                            ----------
                                                            $  168,306
                                                            ----------
             Services (Commercial & Consumer) - 0.1%
     4,851   Hansol CSN*                                    $   20,970
                                                            ----------
             Textiles (Home Furnishings) - 0.2%
    31,000   Far Eastern Textile Ltd.                       $   38,542
                                                            ----------
             Total Consumer Cyclicals                       $1,575,233
                                                            ----------
             Consumer Staples - 10.1%
             Broadcasting (Television/Radio/Cable) - 7.2%
   240,900   ABS-CBN Broadcasting Corp. (A.D.R.)*           $  297,992
     2,700   Antenna Hungaria Rt.*                              78,282
 1,025,000   Benpres Holdings Corp*                             98,353
       700   Benpres Holdings Corp. (G.D.R.) (144A)*             1,400
     1,350   Ceske Radiokomunikace AS
               (G.D.R.) (144A)*                                 60,075
    11,650   Globo Cabo SA (A.D.R.)*                           161,644
    12,505   Grupo Radio Centro SA de CV (A.D.R.)              142,244
     4,673   Grupo Televisa SA (G.D.R.)*                       322,145
     6,540   Matav-Cable Systems Media Ltd.                    131,665
    10,000   TV Azteca, SA de CV (A.D.R.)                      131,875
                                                            ----------
                                                            $1,425,675
                                                            ----------
             Entertainment - 1.1%
    24,579   Corporacion Interamericana de
               Entretenimiento SA (Series B)*               $   96,109
    50,500   Tanjong Public Co., Ltd.                          120,934
                                                            ----------
                                                            $  217,043
                                                            ----------
             Foods - 0.7%
     2,780   Cheil Jedang Corp.                             $  127,404
                                                            ----------
             Restaurants - 0.8%
   113,500   Kentucky Fried Chicken Bhd.                    $  161,289
                                                            ----------
             Retail Stores (Food Chains) - 0.3%
   225,000   Migros Turk T.A.S.                             $   41,704
     6,000   President Chain Store Corp.                        22,457
                                                            ----------
                                                            $   64,161
                                                            ----------
             Total Consumer Staples                         $1,995,572
                                                            ----------
             Energy - 2.5%
             Oil (International Integrated) - 1.1%
     7,400   Petroleo Brasileiro SA                         $  214,183
                                                            ----------
             Oil & Gas (Production/Exploration) - 0.5%
     2,000   Lukoil Holding (A.D.R.)                        $  102,500
                                                            ----------


Shares                                                           Value
             Oil & Gas (Refining & Marketing) - 0.9%
     2,400   Bharat Petroleum Corp., Ltd.                   $   10,366
    27,035   Hindustan Petroleum Corp., Ltd.                    74,324
     4,593   SK Corp.                                           84,237
                                                            ----------
                                                            $  168,927
                                                            ----------
             Total Energy                                   $  485,610
                                                            ----------
             Financial - 12.8%
             Banks (Major Regional) - 5.5%
 3,188,000   Akbank T.A.S.                                  $   24,664
     2,400   Banco Ganadero SA (A.D.R.)                         14,100
     5,000   Banco de Galicia y Buenos Aires SA de
               CV (A.D.R.)*                                     74,063
    69,000   Bangkok Bank Ltd. (Foreign Shares)*                84,544
 2,075,000   Bank International*                                23,708
     4,800   Commercial International Bank                      51,163
    52,720   Grupo Financiero Banamex Accival (Class O)*       221,675
     5,291   Kookmin Bank                                       67,380
    17,800   Malayan Banking Bhd.                               72,137
   636,200   National Finance Public Co., Ltd.*                 90,944
     4,425   Shinhan Bank                                       41,669
    27,500   Thai Farmers Bank, Ltd.*                           23,165
 6,700,000   Turkiye Garanti Bankasi AS*                        80,990
     4,280   Uniao de Bancos Brasileiros SA (G.D.R.)           123,050
 8,561,610   Yapi ve Kredi Bankasi AS*                          95,214
                                                            ----------
                                                            $1,088,466
                                                            ----------
             Banks (Money Center) - 0.8%
 1,942,000   PT Lippo Bank Tbk*                             $   27,735
    72,000   PT Lippo Bank Foreign Tbk (Certificate of
               Entitlement) (144A)*                                  0
 5,852,800   Turkiye Is Bankasi                                124,990
                                                            ----------
                                                            $  152,725
                                                            ----------
             Banks (Regional) - 0.2%
       750   Alpha Bank SA                                  $   29,589
                                                            ----------
             Consumer Finance - 0.4%
    56,300   African Bank Investments Ltd.*                 $   73,518
                                                            ----------
             Financial (Diversified) - 3.5%
   518,000   Ayala Corp.                                    $   95,817
    40,200   Grupo Financiero Inbursa SA de CV*                134,939
    18,500   Housing Development Finance Corp. Ltd.            231,633
    11,453   Imperial Holdings Ltd.*                            93,180
    28,600   Pakistan Investment Fund Inc.                      71,500
   646,000   SM Prime Holdings, Inc.                            77,668
                                                            ----------
                                                            $  704,737
                                                            ----------
             Insurance (Property/Casualty) - 1.0%
    86,240   Cathay Life Insurance Co. Ltd.                 $  199,285
                                                            ----------
             Investment Management - 1.4%
    51,500   AMMB Holdings Bhd.                             $  172,118
    46,000   China Everbright Ltd.                              35,995
 5,796,000   Haci Omer Sabanci Holding AS                       68,195
                                                            ----------
                                                            $  276,308
                                                            ----------
             Total Financial                                $2,524,628
                                                            ----------

  The accompanying notes are an integral part of these financial statements.   5

 Pioneer Emerging Markets VCT Portfolio         PIONEER VARIABLE CONTRACTS TRUST


--------------------------------------------------------------------------------
 SCHEDULE OF INVESTMENTS 6/30/00 (unaudited)                        (continued)
--------------------------------------------------------------------------------


Shares                                                             Value
           Healthcare - 1.7%
           Biotechnology - 0.5%
   3,650   Dr. Reddy's Laboratories Ltd.                     $   106,749
                                                             -----------
           Healthcare (Drugs/Major Pharmaceuticals) - 0.8%
   2,300   E Merck (India) Ltd.                              $    16,463
   2,100   Hoechst Marion Roussel Ltd.                            22,526
   1,500   Knoll Pharmaceutical Ltd.                              11,803
   6,100   Ranbaxy Laboratories Ltd.                              78,774
     800   Sun Pharmaceutical Industries Ltd.*                     9,616
   1,600   Sun Pharmaceutical Industries Ltd.
            (Bonus Shares)*                                       19,161
                                                             -----------
                                                             $   158,343
                                                             -----------
           Healthcare (Medical Products/Supplies) - 0.3%
   6,000   Medison Co., Ltd.                                 $    65,380
                                                             -----------
           Total Healthcare                                  $   330,472
                                                             -----------
           Technology - 33.9%
           Communications Equipment - 3.4%
  34,000   China Unicom Ltd.*                                $    72,183
   5,200   China Unicom Ltd. (A.D.R.)*                           110,500
   5,000   Datacraft Asia Ltd.                                    44,000
     730   Gilat Satellite Networks Ltd.*                         50,644
   6,100   Insung Information Co., Ltd.                           93,276
     400   LG Information & Communication Co.                     22,493
   1,950   Nice Systems Ltd. (A.D.R.)*                           150,516
     700   Orckit Communications Ltd.*                            21,088
   3,800   Radvision Ltd.*                                       106,161
                                                             -----------
                                                             $   670,861
                                                             -----------
           Computers (Hardware) - 3.5%
  45,000   Acer, Co.                                         $    84,215
  24,700   Compal Electronics Corp.                               60,695
   1,350   Samsung Electronics Co.                               446,761
  16,000   Synnex Technology International Corp.                  85,923
                                                             -----------
                                                             $   677,594
                                                             -----------
           Computers (Networking) - 0.8%
   6,000   Radware Ltd.*                                     $   159,000
                                                             -----------
           Computers (Peripherals) - 1.3%
  32,774   Acer Peripherals, Inc.                            $    92,803
   8,239   Daou Technology, Inc.*                                 79,802
 235,000   Datacapital SA*                                        79,718
                                                             -----------
                                                             $   252,323
                                                             -----------
           Computers (Software & Services) - 9.3%
   4,550   BFL Software Ltd.*                                $    51,976
     890   Check Point Software Technologies Ltd.*               188,458
     800   Daum Communications Corp.*                             76,052
   2,300   HCL Technologies Ltd.*                                 72,013
  50,000   Idion Technology Holdings Ltd.*                        82,535
   1,255   Infosys Technologies Ltd.                             233,822
  51,100   Ixchange Technology Holdings Ltd.*                     99,790
   7,102   Korea Next Education Service Inc.*                     44,458
   2,500   Mastek Ltd.                                            90,389
   5,800   NIIT Ltd.                                             287,123
   2,400   Satyam Computer Services, Ltd.                        160,303


Shares                                                             Value
           Computers (Software & Services) - (continued)
   1,400   Silverline Technologies, Ltd. (A.D.R.)*           $    30,275
  48,000   Softline Ltd.*                                         44,144
  47,300   ST Computer Systems Ltd.                              102,433
  11,530   VocalTec Communications, Ltd.*                        265,190
                                                             -----------
                                                             $ 1,828,961
                                                             -----------
           Electronics (Semiconductors) - 13.5%
  27,131   ACER Sertek, Inc.                                 $   104,638
  32,000   Advanced Semiconductor Engineering Inc.                97,901
   5,000   Ambit Microsystems Corp.                               49,634
  28,560   Asustek Computer, Inc.                                236,102
  31,500   Elec & Eltek International Co. Ltd.                    79,065
  16,900   Hana Microelectronics Public Co., Ltd.                128,556
  16,000   Hon Hai Precision Industry Co. Ltd.                   144,768
  17,100   Hyundai Electronics Industries Co.*                   337,392
   1,725   L.G. Electronics Inc.                                  48,268
  50,776   Phoenixtec Power Co., Ltd.                             92,545
   1,250   Samsung Corp.*                                         10,773
   8,750   Siliconware Precision Industries Co. (A.D.R.)*         80,938
 119,040   Taiwan Semiconductor Manufacturing Co.                565,658
   6,800   Unisem Bhd.                                            48,316
 163,200   United Microelectronics Corp., Ltd.                   454,145
   4,000   Venture Manufacturing Ltd.                             40,764
   4,800   Winbond Electronics Corp. (G.D.R.)*                   138,720
                                                             -----------
                                                             $ 2,658,183
                                                             -----------
           Equipment (Semiconductors) - 0.4%
     810   Orbotech Ltd.*                                    $    75,229
                                                             -----------
           Services (Computer Systems) - 1.4%
  28,939   Dimension Data Holdings Ltd.*                     $   239,275
  98,000   Founder Hong Kong Ltd.*                                43,685
                                                             -----------
                                                             $   282,960
                                                             -----------
           Services (Data Processing) - 0.3%
  13,000   Shinawatra Computer Co., Plc*                     $    68,360
                                                             -----------
           Total Technology                                  $ 6,673,471
                                                             -----------
           Transportation - 0.7%
           Railroads - 0.4%
  41,000   Malaysia International Shipping Bhd.              $    67,974
                                                             -----------
           Shipping - 0.3%
 160,000   Far Eastern Silo & Shipping Corp.                 $    67,697
                                                             -----------
           Total Transportation                              $   135,671
                                                             -----------
           Utilities - 0.4%
           Electric Companies - 0.0%
   4,200   Manila Electric Co. (Class B)                     $     6,166
                                                             -----------
           Power Producers (Independent) - 0.4%
   7,660   Unified Energy System (G.D.R.) (144A)*            $    86,293
                                                             -----------
           Total Utilities                                   $    92,460
                                                             -----------
           TOTAL COMMON STOCKS
           (Cost $20,183,694)                                $18,319,113
                                                             -----------

6   The accompanying notes are an integral part of these financial statements.

 Pioneer Emerging Markets VCT Portfolio         PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------



Shares                                                         Value
             RIGHTS/WARRANTS - 0.5%
  72,000     PT Lippo Bank, 4/15/02 (144A)*              $         0
  20,600     Queenbee Restaurant, 3/24/03                      5,716
 635,900     Siam Commercial Bank, 5/10/02*                   74,669
  32,211     TelecomAsia Public Co. Ltd.,
               4/13/02 (144A)*                                16,094
                                                         -----------
             TOTAL RIGHTS/WARRANTS
             (Cost $191,427)                             $    96,479
                                                         -----------
             TOTAL INVESTMENT IN SECURITIES - 100.0%
             (Cost $21,447,812) (a)                      $19,678,477
                                                         -----------

   * Non-income producing security.

144A Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At June 30, 2000, the value of these securities amounted to $383,824 or 2.0% of total net assets.

 (a) Distribution of investments by country of issue, as a percentage of equity holdings, is as follows:


    Taiwan                                  13.3%
    South Korea                             13.2
    Brazil                                  12.4
    Mexico                                  11.5
    India                                   10.6
    Israel                                   5.8
    Malaysia                                 5.8
    South Africa                             4.2
    Turkey                                   3.9
    Philippines                              3.4
    Thailand                                 3.0
    Greece                                   2.1
    Russia                                   1.7
    Singapore                                1.6
    Indonesia                                1.2
    Hungary                                  1.1
    British Virgin Islands                   1.0
    Others (individually less than 1%)       4.2
                                           -----
                                           100.0%
                                           -----


  The accompanying notes are an integral part of these financial statements.   7

 Pioneer Emerging Markets VCT Portfolio         PIONEER VARIABLE CONTRACTS TRUST


--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS 6/30/00
--------------------------------------------------------------------------------


                                                                                          5/1/00
                                                                                            to
                                                                                          6/30/00
                                                                                        (unaudited)
CLASS II (a)
Net asset value, beginning of period                                                    $  18.02
                                                                                        --------
Decrease from investment operations:
 Net investment loss                                                                    $  (0.30)
 Net realized and unrealized loss on investments and foreign currency transactions         (0.40)
                                                                                        --------
 Net decrease in net asset value                                                        $  (0.70)
                                                                                        --------
Distributions to shareholders:
 Net realized gain                                                                        ( 0.33)
                                                                                        --------
 Net decrease in net asset value                                                        $  (1.03)
                                                                                        --------
Net asset value, end of period                                                          $  16.99
                                                                                        --------
Total return*                                                                              (3.86)%
Ratio of net expenses to average net assets                                                 2.09%**
Ratio of net investment loss to average net assets                                         (1.10)%**
Portfolio turnover rate                                                                      135%**
Net assets, end of period (in thousands)                                                $    181
Ratios assuming no waiver of management fees and assumption of expenses by PIM:
 Net expenses                                                                               2.31%**
 Net investment loss                                                                      (1.32)%**

(a) Class II shares were first publicly offered on May 1, 2000.
* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of the period.
**  Annualized.


8  The accompanying notes are an integral part of these financial statements.

Pioneer Emerging Markets VCT Portfolio


--------------------------------------------------------------------------------
 BALANCE SHEET 6/30/00 (unaudited)
--------------------------------------------------------------------------------


ASSETS:
 Investment in securities, at value (cost $21,447,812)                                $ 19,678,477
 Foreign currencies, at value                                                              226,440
 Receivables -
  Investment securities sold                                                               207,852
  Fund shares sold                                                                          15,269
  Dividends, interest and foreign taxes withheld                                            25,960
  Forward foreign currency settlement contracts, net                                           457
 Other                                                                                       2,678
                                                                                      ------------
   Total assets                                                                       $ 20,157,133
                                                                                      ------------
LIABILITIES:
 Payables -
  Investment securities purchased                                                     $    380,087
  Fund shares repurchased                                                                  115,239
 Due to bank                                                                               155,581
 Due to affiliates                                                                          19,347
 Accrued expenses                                                                            1,806
                                                                                      ------------
   Total liabilities                                                                  $    672,060
                                                                                      ------------
NET ASSETS:
 Paid-in capital                                                                      $ 21,633,619
 Accumulated net investment loss                                                           (42,196)
 Accumulated net realized loss on investments and foreign currency transactions           (337,839)
 Net unrealized loss on investments                                                     (1,769,335)
 Net unrealized gain on foreign currency contracts and other assets and liabilities
  denominated in foreign currencies                                                            824
                                                                                      ------------
 Total net assets                                                                     $ 19,485,073
                                                                                      ------------
NET ASSET VALUE PER SHARE:
 Class I:
 (Unlimited number of shares authorized)
  Net assets                                                                          $ 19,304,516
  Shares outstanding                                                                     1,136,316
  Net asset value per share                                                           $      16.99
                                                                                      ------------
 Class II:
 (Unlimited number of shares authorized)
  Net assets                                                                          $    180,557
  Shares outstanding                                                                        10,627
  Net asset value per share                                                           $      16.99
                                                                                      ------------


  The accompanying notes are an integral part of these financial statements.   9

 Pioneer Emerging Markets VCT Portfolio


--------------------------------------------------------------------------------
 STATEMENT OF OPERATIONS (unaudited)
--------------------------------------------------------------------------------


                                                                           Six Months
                                                                              Ended
                                                                             6/30/00
INVESTMENT INCOME:
 Dividends (net of foreign taxes withheld of $14,565)                     $     99,172
 Interest (net of foreign taxes withheld of $974)                               35,700
                                                                          ------------
   Total investment income                                                $    134,872
                                                                          ------------
EXPENSES:
 Management fees                                                          $    116,590
 Transfer agent fees                                                               182
 Distribution fees (Class II)                                                       34
 Administrative fees                                                            15,707
 Custodian fees                                                                 47,782
 Professional fees                                                              10,920
 Printing                                                                        6,006
 Fees and expenses of nonaffiliated trustees                                       182
 Miscellaneous                                                                   3,508
                                                                          ------------
   Total expenses                                                         $    200,911
   Less management fees waived by Pioneer Investment Management, Inc.          (21,015)
   Less fees paid indirectly                                                    (2,828)
                                                                          ------------
   Net expenses                                                           $    177,068
                                                                          ------------
   Net investment loss                                                    $    (42,196)
                                                                          ------------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS:
 Net realized loss from:
  Investments                                                             $   (302,942)
  Forward foreign currency contracts and other assets
   and liabilities denominated in foreign currencies                           (18,691)
                                                                          ------------
                                                                          $   (321,633)
                                                                          ------------
 Change in net unrealized gain from:
  Investments                                                             $ (3,803,045)
  Forward foreign currency contracts and other assets
   and liabilities denominated in foreign currencies                              (300)
                                                                          ------------
                                                                          $ (3,803,345)
                                                                          ------------
  Net loss on investments and foreign currency transactions               $ (4,124,978)
                                                                          ------------
 Net decrease in net assets resulting from operations                     $ (4,167,174)
                                                                          ------------


10  The accompanying notes are an integral part of these financial statements.

 Pioneer Emerging Markets VCT Portfolio


--------------------------------------------------------------------------------
 STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                                       Six Months
                                                                         Ended
                                                                        6/30/00        Year Ended
                                                                      (unaudited)       12/31/99
FROM OPERATION
Net investment loss                                                  $    (42,196)   $    (14,131)
Net realized gain (loss) on investments, futures contracts and
 foreign currency transactions                                           (321,633)        381,443
Change in net unrealized gain or loss on investments
 and foreign currency transactions                                     (3,803,345)      2,029,032
                                                                     ------------    ------------
  Net increase (decrease) in net assets resulting from operations    $ (4,167,174)   $  2,396,344
                                                                     ------------    ------------
DISTRIBUTIONS TO SHAREHOLDERS:
Net realized gain
 Class I                                                             $   (380,527)   $          -
 Class II                                                                  (2,989)              -
                                                                     ------------    ------------
  Total distributions to shareholders                                $   (383,516)   $          -
                                                                     ------------    ------------
FROM FUND SHARE TRANSACTION
Net proceeds from sale of shares                                     $ 19,937,295    $  8,263,933
Reinvestment of distributions                                             383,516               -
Cost of shares repurchased                                             (5,963,772)     (1,114,326)
                                                                     ------------    ------------
  Net increase in net assets resulting from fund
   share transactions                                                $ 14,357,039    $  7,149,607
                                                                     ------------    ------------
  Net increase in net assets                                         $  9,806,349    $  9,545,951
                                                                     ------------    ------------
NET ASSETS:
Beginning of period                                                     9,678,724         132,773
                                                                     ------------    ------------
End of period                                                        $ 19,485,073    $  9,678,724
                                                                     ------------    ------------
Accumulated net investment loss, end of period                       $    (42,196)   $          -
                                                                     ------------    ------------


 The accompanying notes are an integral part of these financial statements.  11

 Pioneer Emerging Markets VCT Portfolio


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/00 (unaudited)
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

Pioneer Variable Contracts Trust (the Trust) is a Delaware business trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust consists of fifteen separate portfolios (collectively, the Portfolios) as follows:

Pioneer Emerging Markets VCT Portfolio (Emerging Markets Portfolio), Pioneer Europe VCT Portfolio (Europe Portfolio), Pioneer International Growth VCT Portfolio (International Growth Portfolio), Pioneer Science & Technology VCT Portfolio (Science & Technology Portfolio), Pioneer Mid-Cap Value VCT Portfolio (Mid-Cap Value Portfolio) (formerly Capital Growth Portfolio), Pioneer Growth Shares VCT Portfolio (Growth Shares Portfolio), Pioneer Real Estate Growth VCT Portfolio (Real Estate Growth Portfolio), Pioneer Fund VCT Portfolio (Fund Portfolio) (formerly Growth and Income Portfolio), Pioneer Equity-Income VCT Portfolio (Equity-Income Portfolio), Pioneer Balanced VCT Portfolio (Balanced Portfolio), Pioneer High Yield VCT Portfolio (High Yield Portfolio), Pioneer Strategic Income VCT Portfolio (Strategic Income Portfolio), Pioneer Swiss Franc Bond VCT Portfolio (Swiss Franc Bond Portfolio), Pioneer America Income VCT Portfolio (America Income Portfolio), Pioneer Money Market VCT Portfolio (Money Market Portfolio).

Portfolio shares may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts.

The financial statements included herein are for the Emerging Markets Portfolio (the Portfolio). The investment objective of the Portfolio is to seek long-term growth of capital.

The Trust's financial statements have been prepared in conformity with generally accepted accounting principles that require the management of the Trust to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Trust, which are in conformity with those generally accepted in the investment company industry:


A. Security Valuation
   Security transactions are recorded as of trade date. The net asset value for the Portfolio is computed once daily, on each day the New York Stock Exchange is open, as of the close of regular trading on the Exchange. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing the net asset value of the Portfolio's shares are determined as of such times. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Portfolio is informed of the ex-dividend data in the exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis, net of unrecoverable foreign taxes withheld at the applicable country rates. Temporary cash investments are valued at amortized cost.

   Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes. It is the Fund's practice to first select for sale those securities that have the highest cost and also qualify for long-term capital gain or loss treatment for tax purposes.

   The Portfolio's investments in emerging markets or countries with limited or developing markets may subject the Portfolio to a greater degree of risk than in a developed market. Risks associated with these developing markets include political, social or economic factors and may affect the price of the Portfolio's investments and income generated by these investments, as well as the Portfolio's ability to repatriate such amounts. In addition, delays are common in registering transfers of securities in certain foreign countries, and the Portfolio may be unable to sell portfolio securities until the registration process is completed.


B. Futures Contracts
   The Portfolio may enter into futures transactions to hedge against changes in interest rates, securities prices, and currency rates or to seek to increase total return. Upon entering into a futures contract, the Portfolio is required to deposit with a broker an amount of cash or securities equal to the minimum "initial margin" requirements of the associated futures exchange. Subsequent payments for futures contracts ("variation margin") are paid or received by the Portfolio, depending on the daily fluctuation in the value of the contracts, and are recorded by the Portfolio as unrealized gain or loss. When the contract

  Pioneer Emerging Markets VCT Portfolio

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   is closed, the Portfolio realizes a gain or loss equal to the difference between the opening and closing value of the contract. The use of futures contracts involves, to varying degrees, elements of market risk which may exceed the amounts recognized by the Portfolio. Changes in the value of the contracts may not directly correlate to the changes in the value of the underlying securities. These risks may decrease the effectiveness of the Portfolio's hedging strategies and potentially result in loss. As of June 30, 2000, the Portfolio had no outstanding futures contracts.


C. Foreign Currency Translation
   The books and records of the Portfolio are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

   Net realized gains and losses on foreign currency transactions represent, among other things, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollar actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the statement of operations from the effects of changes in market price of those securities but are included with the net realized and unrealized gain or loss on investments.


D. Forward Foreign Currency Contracts
   The Portfolio enters into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific investment transactions (settlement hedges) or portfolio positions (portfolio hedges). All contracts are marked to market daily at the applicable exchange rates, and any resulting unrealized gains or losses are recorded in the Fund's financial statements. The Portfolio records realized gains and losses at the time a portfolio hedge is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

   As of June 30, 2000, the Portfolio had no outstanding portfolio hedges. The Portfolio's gross forward foreign currency settlement contracts receivable and payable were $30,826 and $30,369, respectively, resulting in a net receivable of $457.


E. Taxes

   It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

   In addition to the requirements of the Internal Revenue Code, the Trust may also be required to pay local taxes on the recognition of capital gains and/or the repatriation of foreign currencies in certain countries. During the six months ended June 30, 2000, the Portfolio paid $71,084 in such taxes.

   In determining the daily net asset value, the Portfolio estimates the reserve for such taxes, if any, associated with investments in certain countries. The estimated reserve for capital gains is based on the net unrealized appreciation on certain portfolio securities, the holding period of such securities and the related tax rates, tax loss carryforward (if applicable) and other such factors. The estimated reserve for the repatriation of foreign currencies is based on principal balances and/or unrealized appreciation of applicable securities, the holding period of such investments and the related tax rates and other such factors. As of June 30, 2000, the Portfolio had no reserve related to capital gains taxes or taxes on the repatriation of foreign currencies.

   The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules. Therefore, the source of the Portfolio's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.


F. Portfolio Shares
   The Portfolio records sales and repurchases of its shares as of trade date. Dividends and distributions to shareholders are recorded on the ex-dividend date.


G. Repurchase Agreements
   With respect to repurchase agreements entered into by the Portfolio, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Trust's custodian, or subcustodians. The Trust's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

 Pioneer Emerging Markets VCT Portfolio


--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS 6/30/00 (unaudited)                   (continued)
--------------------------------------------------------------------------------

2. Management Agreement
PIM manages the Portfolio, and is a wholly owned subsidiary of the Pioneer Group, Inc. (PGI). Management fees are calculated daily at the annual rate of 1.15% of the Portfolio's average daily net assets.

PIM has agreed not to impose all or a portion of its management fees and to assume other operating expenses of the Portfolio to the extent necessary to limit expenses of Class I shares to 1.75% of the Portfolio's average daily net assets attributable to Class I shares. The portion of the Portfolio-wide expenses attributable to Class II shares will be reduced only to the extent that such expenses are reduced for Class I shares. PIM's agreement is voluntary and temporary and may be revised or terminated at any time.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Portfolio. At June 30, 2000, $19,323 was payable to PIM related to management fees, administrative fees, and certain other services.


3. Transfer Agent
Pioneering Services Corporation (PSC), a wholly owned subsidiary of PGI, provides substantially all transfer agent and shareholder services to the Trust at negotiated rates.


4. Distribution Plan
The Portfolio has adopted a plan of distribution for Class II shares in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under the plan, the Portfolio pays Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the trust and an indirect subsidiary of PGI, a distribution fee of 0.25% of the average daily net assets attributable to Class II shares. Included in due to affiliates is $24 in distribution fees payable to PFD at June 30, 2000.


5. Expense Offsets

The Trust has entered into certain expense offset arrangements resulting in a reduction in the Portfolio's total expenses. For the six months ended June 30, 2000, the Portfolio's expenses were reduced by $2,828 under such arrangements.


6. Aggregate Unrealized Appreciation and Depreciation

At June 30, 2000, the Portfolios' aggregate unrealized appreciation and depreciation based on cost of $21,528,086 for federal income tax purposes were $1,586,237 and $3,435,846, respectively, resulting in net depreciation of $1,849,609.


7. Portfolio Transactions

The cost of purchases and the proceeds from sales of investments other than U.S. Government obligations and temporary cash investments for the six months ended June 30, 2000 were $27,181,513 and $12,293,259, respectively.


8. Capital Shares

At June 30, 2000, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:


                                     '00 Shares       '00 Amount
 Class I:                           (unaudited)      (unaudited)      '99 Shares       '99 Amount
 Shares sold                           935,309      $ 19,755,659        590,026      $  8,263,933
 Reinvestment of distributions          22,347           380,527              -                 -
 Shares repurchased                   (337,523)       (5,963,429)       (86,499)       (1,114,326)
                                      --------      ------------        -------      ------------
 Net increase                          620,133      $ 14,172,757        503,527      $  7,149,607
                                      --------      ------------        -------      ------------
 Class II:
 Shares sold                            10,470      $    181,636
 Reinvestment of distributions             177             2,989
 Shares repurchased                        (21)             (343)
                                      --------      ------------
 Net increase                           10,626      $    184,282
                                      --------      ------------

[PIONEER LOGO]


Pioneer Variable Contracts Trust


Officers
John F. Cogan, Jr., Chairman and President
David D. Tripple, Executive Vice President
Eric W. Reckard, Treasurer
Joseph P. Barri, Secretary


Trustees
John F. Cogan, Jr.
Richard H. Egdahl, M.D.
Marguerite A. Piret
David D. Tripple
Stephen K. West


Investment Adviser
Pioneer Investment Management, Inc.


Custodian
Brown Brothers Harriman & Co.


Legal Counsel
Hale and Dorr LLP


This report must be preceded or accompanied by a prospectus, which includes more information about charges and expenses. Please read the prospectus carefully before you invest or send money.






                                                                    8745-00-0800